Other disclosures	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Other disclosures	Other disclosures
5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2020	2019	2018
Restricted stock units to employees	189	48	204
Long-term share-based incentive programme (Management Board)[1]	162	86	48
Long-term share-based incentive programme (management group below Management Board)	436	195	145
Shares allocated to individual employees	36	34	17
Share-based payment expensed in the income statement	823	363	414
1. In 2017 Novo Nordisk introduced, for the first time, a share-based compensation programme with terms which amortises the grant date valuation over four years. The 2020 expense includes amortisation of the 2017, 2018, 2019 and 2020 programmes.

Restricted stock units to employees
In appreciation of the efforts of employees during recent years, as of 1 August 2019, all employees in the company were offered 75 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2023 subject to continued employment. The cost of the DKK 660 million programme is amortised over the vesting period.
Long-term share-based incentive programme

Management Board
On 2 February 2021, the Board of Directors approved the allocation of a total of 370,038 Novo Nordisk B shares to the members of the Management Board for the 2020 financial year. The value at launch of the programme (adjusted for expected dividends) was DKK 152 million. On average, this corresponds to 14.9 months’ fixed base salary plus pension contribution for the CEO, 11.2 months’ fixed base salary plus pension contribution per executive vice president as of 1 March 2020 and 8.3 months’ fixed base salary plus pension for senior vice presidents. The cost of the 2020 programme is amortised over the vesting period of 2020-2023 at an annual amount of DKK 38 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The grant date of the programme was February 2020, and the share price used for the determining the grant date fair value of the award was the average share price (DKK 435) for Novo Nordisk B shares on Nasdaq Copenhagen in the period 5-19 February 2020, adjusted for the expected dividend. Based on the split of participants when the share allocation was decided, 47% of the allocated shares will be allocated to members of Executive Management and 53% to other members of the Management Board.

The shares allocated to the pool for 2017 were released to the individual participants subsequent to approval of the 2020 Annual Report by the Board of Directors and after the announcement of the 2020 full-year financial results on 3 February 2021. The shares allocated correspond to a value at launch of the programme of DKK 76 million, expensed over the vesting period of 2017-2020. The number of shares to be transferred (331,587 shares) is lower than the original number of shares allocated, as some participants had left the company before the programme's release conditions were met.

All restricted stock units and shares allocated to Management are hedged by treasury shares.

Management group below Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2020, a total of 1,011,692 shares were allocated to this group, corresponding to a value at launch of the programme (adjusted for expected dividends) of DKK 416 million. The cost of the 2020 programme is amortised over the vesting period of 2020-2023 at an annual amount of DKK 104 million. The amount of shares allocated may be reduced or increased by up to 30%, depending on whether the average sales growth per year in the three-year vesting period deviates from a target set by the Board of Directors.

The shares allocated for 2017 were released to the individual participants subsequent to approval of the 2020 Annual Report by the Board of Directors and after the announcement of the 2020 full-year financial results on 3 February 2021. The shares allocated correspond to a value at launch of the programme of DKK 162 million amortised over the period 2017-2020. The number of shares to be transferred (635,516 shares) is lower than the original number of shares allocated, as some participants had left the company before the programme’s release conditions were met.

Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Number of shares awarded in the year	—	2,148,580	—	370,038	508,398	411,090	1,011,692	1,300,333	1,114,455	43,790	154,122	159,437
Value per share at launch (DKK)	—	307	—	411	298	280	411	298	280	391	311	278
Total market value at launch (DKK million)	—	660	—	152	152	115	416	387	312	17	48	44
Amortisation period of the programme		2019 to 2023		2020 to 2023	2019 to 2022	2018 to 2021	2020 to 2023	2019 to 2022	2018 to 2021	2020 to 2023	2019 to 2022	2018 to 2021
Allocated to recipients		Feb 2023		Feb 2024	Feb 2023	Feb 2022	Feb 2024	Feb 2023	Feb 2022	2023	2022	2021
Vesting period	—	3.5 years	—	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years

Outstanding restricted stock units	Total			Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Outstanding at the beginning of the year	6,879,198	5,584,019	4,933,882	2,148,580	1,521,031	1,556,211	1,326,080	1,228,714	1,115,494	3,173,185	2,665,226	2,226,683	231,353	169,048	35,494
Released allocated shares	(361,844)	(2,553,658)	(825,537)	(29,250)	(1,431,192)	(35,180)	(95,082)	(378,421)	(284,173)	(171,162)	(662,172)	(480,301)	(66,350)	(81,873)	(25,883)
Cancelled allocated shares	(129,713)	(262,596)	(209,308)	—	(89,839)	—	(12,700)	(32,611)	(13,697)	(95,038)	(130,202)	(195,611)	(21,975)	(9,944)	—
Allocated in the year	1,425,520	4,111,433	1,684,982	—	2,148,580	—	370,038	508,398	411,090	1,011,692	1,300,333	1,114,455	43,790	154,122	159,437
Performance adjustment[1]	863,557	—	—	—	—	—	239,567	—	—	623,990	—	—	—	—	—
Outstanding at the end of the year	8,676,718	6,879,198	5,584,019	2,119,330	2,148,580	1,521,031	1,827,903	1,326,080	1,228,714	4,542,667	3,173,185	2,665,226	186,818	231,353	169,048
1. Number of shares for Management Board and management group below Management board has been adjusted as the sales growth target set by the Board is expected to be exceeded for the 2018, 2019 and 2020 programmes.

5.2 Commitments

Total contractual obligations and recognised non-current debt can be specified as follows (payments due by period):
	2020					2019
DKK million	Within 1 year	1-3 years	3-5 years	More than 5 years	Total	Within 1 year	1-3 years	3-5 years	More than 5 years	Total
Retirement benefit obligations	23	46	44	1,286	1,399	13	26	25	1,270	1,334
Leases (note 4.4)	855	1,247	694	1,241	4,037	847	1,424	734	1,140	4,145
Total obligations recognised in the balance sheet	878	1,293	738	2,527	5,436	860	1,450	759	2,410	5,479
Leases[1]	152	198	134	280	764	128	229	199	376	932
Research and development obligations	2,733	3,460	905	137	7,235	2,600	3,258	1,493	29	7,380
Research and development – potential milestone payments[2]	205	918	507	2,453	4,083	300	1,023	1,009	2,403	4,735
Commercial product launch – potential milestone payments[2]	—	—	212	5,893	6,105	—	—	—	3,468	3,468
Purchase obligations relating to invest- ments in property, plant and equipment	339	—	—	—	339	172	—	—	—	172
Other purchase obligations	7,528	3,014	773	748	12,063	5,695	2,989	1,175	621	10,480
Total obligations not recognised in the balance sheet	10,957	7,590	2,531	9,511	30,589	8,895	7,499	3,876	6,897	27,167
Total contractual obligations	11,835	8,883	3,269	12,038	36,025	9,755	8,949	4,635	9,307	32,646
1. Predominantly relates to estimated variable property taxes, leases committed not yet commenced and low value assets.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Contractual obligations
The lease commitments are related to IFRS 16 leases primarily for premises and company cars and include the present value of future lease payments during the lease term. Approximately 75% of the commitments are related to leases outside Denmark.

Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval. Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales. The due periods disclosed are based on Management’s best estimate.

The purchase obligations primarily relate to purchase agreements regarding medical equipment and consumer goods. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Other guarantees
Other guarantees amounts to DKK 1,117 million (DKK 906 million in 2019). Other guarantees primarily relate to performance guarantees issued by Novo Nordisk.

World Diabetes Foundation (WDF)
At the Annual General Meeting in 2020, a donation to WDF was approved, thereby replacing the remaining five years of the former donation approved by the Annual General Meeting in 2014, which covered the period 2018-2024. For the years 2020-2024, the donation is calculated as 0.085% of Novo Nordisk's total Diabetes care net sales. The annual donation cannot exceed DKK 91 million in 2020, DKK 92 million in 2021, DKK 93 million in 2022, DKK 94 million in 2023, ending at DKK 95 million in 2024, or 15% of the taxable income of Novo Nordisk A/S in the financial year in question, whichever is the lowest. In addition, in 2020 Novo Nordisk A/S granted a special one-off contribution of DKK 50 million.
For 2020, the total amount to WDF was DKK 138 million (DKK 86 million in 2019 and DKK 85 million in 2018).
5.3 Related party transactions

Material transactions with related parties

DKK million	2020	2019	2018
Novo Holdings A/S
Purchase of Novo Nordisk B shares	5,963	4,894	4,207
Sale of NNIT B shares	—	—	(368)
Dividend payment to Novo Holdings A/S	5,767	5,580	5,496
NNIT Group
Services provided by NNIT	775	941	1,052
Dividend payment from NNIT	(18)	(20)	(19)
Novozymes Group
Services provided by Novo Nordisk	(113)	(132)	(115)
Services provided by Novozymes	72	103	121
CS Solar Fund XIV
Purchase of shares by Novo Nordisk	—	97	—
Liability for capital commitment[1]	—	389	—
Distribution by CS Solar Fund XIV	—	(385)	—
1. The liability disclosed for 2019 related to capital commitment was paid in 2020 (DKK 392 million).

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 76.5% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

As associated companies of Novo Nordisk A/S, NNIT Group and Churchill Stateside Solar Fund XIV, LLC ('CS Solar Fund XIV') are considered related parties. As an associated company of Novo Holdings A/S, Unchained Labs, Inc. is considered a related party to Novo Nordisk A/S. As they share a controlling shareholder, the Novozymes Group, Sonion Group and Xellia Pharmaceuticals are also considered to be related parties as well as the Board of Directors or Executive Management of Novo Nordisk A/S.
In 2020, Novo Nordisk A/S acquired 14,025,000 B shares, worth DKK 6.0 billion, from Novo Holdings A/S as part of the DKK 17.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open windows following the announcements of the financial results for the four quarters in 2020.

In Novo Nordisk A/S, there were no transactions with the Board of Directors or Executive Management besides remuneration. There were no other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation, Xellia Pharmaceuticals ApS, Unchained Labs, Sonion A/S or CS Solar Fund XIV.

For information on remuneration of the Management of Novo Nordisk, please refer to note 2.4, ‘Employee costs’. There were no loans to the Board of Directors or Executive Management in 2020, nor were there any in 2019 or 2018.

There were no material unsettled balances with related parties at the end of the year.
5.4 Fee to statutory auditors

DKK million	2020	2019	2018
Statutory audit	26	26	25
Audit-related services	3	4	3
Tax advisory services	9	11	11
Other services	4	4	3
Total fee to statutory auditors	42	45	42

Fees for services other than statutory audit of the financial statements amount to DKK 16 million (DKK 19 million in 2019 and DKK 17 million in 2018). PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 9 million (DKK 12 million in 2019 and DKK 9 million in 2018), which relate to tax compliance and transfer pricing, educational training, review of ESG data, due diligence and other assurance assessments and opinions.
5.5 General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies

Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.

Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in other comprehensive income, i.e.:

– The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
– The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates.
5.6 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•
Subsidiaries by geographical area
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Pharma, Inc., United States	100	•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Commercial Holdings, Inc., United States	100				•
Novo Nordisk US Holdings Inc., United States	100				•
Corvidia Therapeutics, Inc., United States	100			•
Emisphere Technologies, Inc., United States	100			•
International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Biopharm Limited, Ireland	100	•		•
Novo Nordisk Limited, Ireland	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•
Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Novo Nordisk Region China A/S, Denmark	100				•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Company and country	Percentage of shares owned	Activity
Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100			•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100			•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100			•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Investment Pte Limited, Singapore	100			•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	93	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100			•
NNIT A/S, Denmark	18			•
Churchill Stateside Solar Fund XIV, LLC, United States	99			•

Companies without significant activities are not included in the list.

NNE A/S subsidiaries are not included in the list.